Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2020	Dec. 31, 2019
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	501,399,613
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,016,788,913
Total shares authorized	9,000,000,000	9,000,000,000
Dividend reinvestment and common stock purchase plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	3,871,110
Director plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	229,730
Stock plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	431,463,336
Convertible securities and warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	65,835,437